TRADE RECEIVABLES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade receivables | Credit risk | One Customer
Disclosure Of Financial Assets [Line Items]
Amount of trade receivables subject to concentration of credit risk	$ 6,290	$ 100,000
Bottom of Range
Disclosure Of Financial Assets [Line Items]
Credit period of trade receivables	45 days
Top of Range
Disclosure Of Financial Assets [Line Items]
Credit period of trade receivables	60 days